Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled revenue (Unbilled services)	$ 1,096,592	$ 1,040,174	$ 853,581
Change in unbilled revenue (unbilled services)	$ 56,418	$ 186,593
Percentage change in unbilled revenue (unbilled services)	5.40%	21.90%
Unearned revenue (Payments on account )	$ (1,550,471)	$ (1,467,671)	$ (1,566,464)
Change in unearned revenue (payments on account )	$ (82,800)	$ 98,793
Percentage change in unearned revenue (payments on account )	5.60%	(6.30%)